Acquisition of subsidiary and deposits paid for acquisition of subsidiaries (Purchase Price Allocation) (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
		Dec. 31, 2016	Dec. 27, 2016	Dec. 31, 2015	Dec. 28, 2015	Dec. 31, 2016
Total purchase price comprised of:
cash consideration					$ 52,000	$ 11,000
Amortizable intangible assets
Goodwill		$ 36,504				$ 36,504
Boca International Limited [Member]
Total purchase price comprised of:
cash consideration				52,000
share-based consideration				4,080
Total				$ 56,080
Net liabilities acquired					(337)
Amortizable intangible assets
Goodwill					36,504
Deferred tax liabilities					(6,638)
Boca International Limited [Member] | Backlog Contract [Member]
Amortizable intangible assets
Amortizable intangible assets	[1]				372
Boca International Limited [Member] | Proprietary Technology [Member]
Amortizable intangible assets
Amortizable intangible assets	[1]				$ 26,179
Century Skyway Limited [Member]
Total purchase price comprised of:
cash consideration		32,600	$ 35,000
share-based consideration		2,325
Total		$ 34,925
Net liabilities acquired			(66)
Amortizable intangible assets
Goodwill			20,224
Deferred tax liabilities			(4,922)
Century Skyway Limited [Member] | Proprietary Technology [Member]
Amortizable intangible assets
Amortizable intangible assets			$ 19,689

[1]	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.